FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2019
Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables) [Line Items]
Disclosure of financial instruments designated at fair value through profit or loss [text block]
	2019	2018
	£m	£m
Liabilities designated at fair value through profit or loss:
Debt securities in issue	7,531	7,085
Other	–	11
	7,531	7,096
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	11,048	21,595
Other deposits	98	242
Short positions in securities	2,809	1,614
	13,955	23,451
Financial liabilities at fair value through profit or loss	21,486	30,547